Basis of preparation	6 Months Ended
Jun. 30, 2024
Disclosure of interim financial reporting [Abstract]
Basis of preparation	Basis of preparation
These condensed consolidated interim financial statements of AngloGold Ashanti plc (“AngloGold Ashanti” or the
“Company”) have been prepared in compliance with IAS 34 “Interim Financial Reporting” as issued by the International
Accounting Standards Board (“IASB”). These condensed consolidated interim financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto as at and for the year ended
31 December 2023.
The condensed consolidated interim financial statements in this report have been prepared in accordance with the historical cost convention, except for certain financial instruments, which are stated at fair value. The Group’s accounting policies used in the preparation of these condensed consolidated interim financial statements are consistent with those used in the
Company’s audited financial statements as at and for the year ended 31 December 2023.